Note 3 - Revenue From Contracts With Customers (Tables)	12 Months Ended
Dec. 31, 2022
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Year ended
	December 31
	2022	2021
Revenues

FirstService Residential	$1,772,258	$1,585,431
FirstService Brands company-owned operations	1,773,446	1,482,701
FirstService Brands franchisor	195,299	176,341
FirstService Brands franchise fee	4,832	4,599